UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04547

Exact name of registrant as specified in charter:	Voyageur Mutual Funds III

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2018

Item 1. Schedule of Investments.

Schedule of investments
Delaware Select Growth Fund	July 31, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 99.35%✧
Consumer Discretionary – 19.67%
Dollar General	69,253	$6,797,182
Domino’s Pizza	1,052	276,318
Dunkin’ Brands Group	24,479	1,704,473
Hasbro	61,199	6,096,032
Liberty Formula One Class C †	12,351	435,373
Liberty Global Class A †	131,721	3,718,484
Liberty Global Class C †	239,330	6,495,416
Liberty TripAdvisor Holdings Class A †	650,996	10,839,083
Naspers	8,742	2,152,008
New York Times Class A	694,084	17,213,283
Start Today	44,086	1,773,205
TripAdvisor †	172,085	9,979,209
Wyndham Hotels & Resorts	8,484	492,072
		67,972,138
Energy – 1.41%
Centennial Resource Development Class A †	173,674	3,119,185
Kinder Morgan	98,955	1,759,420
		4,878,605
Financials – 9.85%
Affiliated Managers Group	4,073	651,721
Charles Schwab	171,959	8,780,227
CME Group	51,668	8,221,412
Intercontinental Exchange	60,652	4,482,789
KKR & Co. Class A	333,264	9,124,768
LendingTree †	11,689	2,791,333
		34,052,250
Healthcare – 15.65%
ABIOMED †	1,585	561,930
AMAG Pharmaceuticals †	85,590	1,887,260
athenahealth †	3,609	543,912
Biogen †	44,828	14,989,138
Cambrex †	7,210	450,625
DENTSPLY SIRONA	182,402	8,775,360
Evolent Health Class A †	40,035	808,707
Haemonetics †	20,981	2,048,585
Illumina †	17,447	5,659,109
IQVIA Holdings †	75,696	9,230,370
Portola Pharmaceuticals †	45,329	1,622,778
UnitedHealth Group	29,658	7,509,999
		54,087,773

NQ-316 [7/18] 9/18 (596599)     1

Schedule of investments
Delaware Select Growth Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock✧ (continued)
Industrials – 7.41%
Boeing	21,975	$7,829,694
Expeditors International of Washington	40,010	3,047,562
Experian	32,324	793,625
FedEx	46,432	11,416,236
IHS Markit †	47,123	2,498,933
		25,586,050
Real Estate – 4.31%
Crown Castle International	27,038	2,996,622
Equinix	1,665	731,401
Equity Commonwealth †	120,088	3,871,637
Outfront Media	45,733	971,826
Redfin †	257,983	6,320,584
		14,892,070
Technology – 41.05%
Acxiom †	131,108	5,315,118
Alibaba Group Holding ADR †	10,421	1,951,124
Alphabet Class A †	7,398	9,078,974
Alphabet Class C †	6,062	7,379,030
Amadeus IT Group	4,781	407,848
Applied Materials	168,220	8,180,539
Arista Networks †	12,767	3,264,905
ASML Holding	3,380	723,889
Autodesk †	50,645	6,504,844
Baidu ADR †	6,498	1,606,176
Cars.com †	30,635	869,115
Coupa Software †	11,256	690,105
Delivery Hero 144A #†	8,876	504,087
eBay †	149,972	5,016,563
Electronic Arts †	48,707	6,271,026
IPG Photonics †	14,322	2,349,381
j2 Global	67,299	5,709,647
Logitech International	25,448	1,119,189
Mastercard Class A	36,568	7,240,464
MercadoLibre	1,849	634,041
Microsoft	248,265	26,335,951
Paycom Software †	5,437	577,681
PayPal Holdings †	152,895	12,558,795
Samsung Electronics	13,050	541,709
Samsung Electronics GDR	2,027	2,083,756
Scout24 144A #	32,199	1,675,250
ServiceNow †	1,259	221,534

2     NQ-316 [7/18] 9/18 (596599)

(Unaudited)

	Number of shares	Value (US $)
Common Stock✧ (continued)
Technology (continued)
Spotify Technology †	2,066	$377,727
Take-Two Interactive Software †	69,871	7,896,820
Tencent Holdings	17,827	811,385
Varonis Systems †	40,390	2,414,312
Visa Class A	61,402	8,396,109
Wix.com †	20,486	1,946,170
Yelp †	32,800	1,209,664
		141,862,928
Total Common Stock (cost $277,944,727)		343,331,814

	Principal amount°
Short-Term Investments – 0.91%
Repurchase Agreements – 0.91%
Bank of America Merrill Lynch
1.84%, dated 7/31/18, to be repurchased on 8/1/18,
repurchase price $501,622 (collateralized by US
government obligations 2.25% 11/15/27;
market value $511,629)	501,596	501,596
Bank of Montreal
1.83%, dated 7/31/18, to be repurchased on 8/1/18,
repurchase price $1,003,244 (collateralized by US
government obligations 0.125%–2.875%
7/15/22–11/15/46; market value $1,023,257)	1,003,193	1,003,193
BNP Paribas
1.87%, dated 7/31/18, to be repurchased on 8/1/18,
repurchase price $1,651,296 (collateralized by US
government obligations 0.00%–4.75%
12/31/22–8/15/46; market value $1,684,235)	1,651,211	1,651,211
Total Short-Term Investments (cost $3,156,000)		3,156,000

Total Value of Securities – 100.26%
(cost $281,100,727)		346,487,814

Liabilities Net of Receivables and Other Assets – (0.26%)		(898,986)
Net Assets Applicable to 8,275,040 Shares Outstanding – 100.00%		$345,588,828

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2018, the aggregate value of Rule 144A securities was $2,179,337, which represents 0.63% of the Fund’s net assets.
✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

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Schedule of investments
Delaware Select Growth Fund (Unaudited)

°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

The following foreign currency exchange contracts were outstanding at July 31, 2018:

Foreign Currency Exchange Contracts

	Contracts to			Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For	Date	Appreciation
BNYM	ZAR	(3,675,499)	USD 279,116	8/2/18	$64

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – BNY Mellon
GDR – Global Depositary Receipt
USD – US Dollar
ZAR – South African Rand

See accompanying notes.

4     NQ-316 [7/18] 9/18 (596599)

Notes
Delaware Select Growth Fund	July 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Voyageur Mutual Funds III (Trust) – Delaware Select Growth Fund (Fund). The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies. This report covers the period of time since the Fund’s last fiscal year ended, Oct. 31, 2017.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

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(Unaudited)

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock
Consumer Discretionary	$64,046,925	$3,925,213	$67,972,138
Energy	4,878,605	—	4,878,605
Financials	34,052,250	—	34,052,250
Healthcare	54,087,773	—	54,087,773
Industrials	24,792,425	793,625	25,586,050
Real Estate	14,892,070	—	14,892,070
Technology	136,079,571	5,783,357	141,862,928
Short-Term Investments	—	3,156,000	3,156,000
Total Value of Securities	$332,829,619	$13,658,195	$346,487,814

6     NQ-316 [7/18] 9/18 (596599)

(Unaudited)

Derivatives:*	Level 1	Level 2	Total
Assets:
Foreign Currency Exchange Contracts	$—	$64	$64

*Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) of the instrument at the period end.

During the period ended July 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended July 31, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: